Warrants	6 Months Ended
Jun. 30, 2026
Warrants [Abstract]
WARRANTS

13. WARRANTS

As a result of the Business Combination, Breeze’s outstanding warrants were exchanged for 16,925,000 YD Bio warrants on a one-for-one basis, with the same exercise price and terms, including 11,500,000 Public Warrants and 5,425,000 Private Warrants. As of August 29, 2025, the Public Warrants began trading on the NASDAQ under the proposed symbols YDESW.

Public Warrants may only be exercised for a whole number of shares. No fractional shares are issued upon exercise of the Public Warrants. The Public Warrants are exercisable on the later of (a) 30 days after the consummation of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may call the warrants for redemption:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and

●	if, and only if, the reported last sale price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

The Company may not redeem the warrants when a holder may not exercise such warrants.

The warrants may be exercised upon surrender of the warrant certificate on or prior to the expiration date at the offices of the warrant agent, with the exercise form on the reverse side of the warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price (or on a cashless basis, if applicable), by certified or official bank check payable to the Company, for the number of warrants being exercised. The warrant holders do not have the rights or privileges of holders of common stock and any voting rights until they exercise their warrants and receive shares of common stock. After the issuance of shares of common stock upon exercise of the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.

No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number of shares of common stock to be issued to the warrant holder.

The Private Placement Warrants (including the common stock issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the original holders or their permitted transferees. If the Private Placement Warrants are held by someone other than the original holders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Warrants included in the Units being sold in the Initial Public Offering. Otherwise, the Private Placement Warrants have terms and provisions that are substantially identical to those of the Warrants being sold as part of the Units in the Initial Public Offering.

In December 2025, 62,580 public warrants were exercised and converted into ordinary shares at an exercise price of $11.5 per share, and 1,782,089 private warrants were exchanged for 205,333 ordinary shares on a cashless basis.

In January 2026, 1,150 public warrants were exercised and converted into ordinary shares at an exercise price of $11.5 per share, and 569,435 private warrants were exchanged for 36,773 ordinary shares on a cashless basis.

After the above conversion and as of June 30, 2026, there were 11,436,270 Public Warrants and 3,136,056 Private Placement Warrants outstanding. The Company classifies the outstanding Public Warrants and Private Placement Warrants as warrant liabilities on the balance sheet in accordance with the guidance contained in ASC 815-40. Under the guidance in ASC 815-40, certain warrants do not meet the criteria for equity treatment. These warrants include a clause whereby the warrant holder may be entitled to receive a net cash settlement upon the acceptance by the holders of the Company’s common stock of a tender, exchange or redemption offer. Upon such a qualifying tender cash offer (an event which could be outside the control of the Company), all Warrant holders would be entitled to cash. This factor precludes the Company from applying equity accounting as the warrant holder could receive a net cash settlement value that is greater than a holder of the Company’s common stock. Accordingly, the Company has concluded that liability accounting is required. As such, these warrants are recorded at fair value as of each reporting date with the change in fair value reported within other income in the accompanying consolidated statements of operations as “Change in fair value of warrant liability” until the warrants are exercised, expired or other facts and circumstances lead the warrant liability to be reclassified to stockholders’ equity.

As of June 30, 2026, the fair value of both the Company’s Private Placement Warrants and Public Warrants utilized the Company’s trading price of the Public Warrants as the terms of the Public Warrants and Private Placement Warrants are similar.